Trade receivables and contract assets - Schedule of Movements in the Provision for Impairment of Receivables (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	$ 2,719
At period end	2,740
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	2,719	$ 2,592
Charge for the period	64	515
Utilized amounts	0	(388)
Unutilised, allowance account for credit losses of financial assets	(43)	$ 0
At period end	$ 2,740